OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT ASSETS
Prepaid frequency license fees - current portion (Note 33c.i)	Rp 6,245	Rp 6,173
Advances	451	768
Prepaid salaries	281	276
Prepaid rent	129	71
Others (each below Rp100 billion)	446	442
Total	Rp 7,552	Rp 7,730